Reserves	12 Months Ended
Dec. 31, 2023
Reserves [Abstract]
Reserves	Reserves
Share capital. Share capital represents the nominal value of shares that have been issued.
Share premium. Share premium is the excess amount received by the Company over the par value of shares issued.
Capital redemption reserve. Represents the cancellation and repurchase of deferred shares.
Foreign exchange reserve. Comprises translation differences arising from the translation of financial statements of the Group’s foreign entities into GBP.
Share based payment reserve. Represents share options awarded by the Group and company.
Fair value reserve. The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVOCI until the investments are derecognised.
Merger reserve. The merger reserve arose as a result of group reorganisation transactions and represents the difference between the equity of Exscientia plc and Exscientia AI Limited at the point at which the share for share exchange was executed.
Retained Earnings/accumulated Losses. Retained earnings/accumulated losses comprise the Group's undistributed earnings after taxes in addition to amounts generated as a result of the Group's corporate reorganisation.